Income and expenses - Staff Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Staff costs
Average number of employees	3,294	3,317	3,736
Wages, salaries and similar expenses	$ 214,374	$ 161,957	$ 208,317
Pension plan contributions	7,571	3,641	12,787
Employee benefit costs	58,972	49,184	63,925
Staff costs	$ 280,917	$ 214,782	$ 285,029
Directors
Staff costs
Average number of employees	8	6	8
Key management personnel
Staff costs
Average number of employees	289	291	345
Employees
Staff costs
Average number of employees	2,997	3,020	3,383